Long-Term Debt - Summary of Long Term Borrowings Other Than Bank Loans (Detail) - CAD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Less: unamortized financing costs - Current portion	$ 0.0	$ 1.1
Less: unamortized financing costs - Long-term portion	0.0	3.9
Other borrowings	0.0	5.0
Current portion of long-term debt	0.0	13.6
Long-term portion of long-term debt	0.0	439.3
Other borrowings	0.0	452.9
Secured Term Loan Facility due November 30, 2025 [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Current portion	0.0	3.6
Long-term portion	0.0	378.3
Other borrowings gross	0.0	381.9
Algoma Docks Term Loan Facility due May 31, 2025 [Member]
Disclosure Of Long Term Borrowings Other Than Bank Loan [Line Items]
Current portion	0.0	11.1
Long-term portion	0.0	64.9
Other borrowings gross	$ 0.0	$ 76.0